ORGANIZATION (Details Narrative) - shares	Jan. 06, 2022	May 11, 2015	Jan. 10, 2022
ORGANIZATION
Acquisition ownership percentage		100.00%	16.40%
Organization description	the record holder of 500,000 shares of the Company’s Series C Preferred Stock, representing 100% of the 500,000 shares of Series C Preferred Stock issued and outstanding, which shares are entitled to cast a vote for election of up to four Series C Directors, whether by shareholder meeting
Exchange of common stock		5,826,706